SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - Employee and director [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Number of options
Outstanding at January 1, 2022	3,099,144
Granted	767,500
Exercised	(207,500)
Forfeited	(319,375)
Outstanding as of June 30, 2022	3,339,769
Exerciable as of June 30, 2022	688,102
Weighted-average exercise price
Outstanding at January 1, 2022	$ 7.8
Granted	8.3
Exercised	5.7
Forfeited	7
Outstanding as of June 30, 2022	8.2
Exercisable as of June 30, 2022	$ 7.7
Weighted-average remaining contractual term (in years)
Outstanding at End	4 years 6 months	4 years 6 months
Exercisable as of June 30, 2021	3 years 2 months 12 days
Aggregate intrinsic value
Outstanding at January 1, 2022	$ 1,737
Outstanding as of June 30, 2022	92
Exercisable as of June 30, 2022	$ 92